PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 27, 2021
IfrsStatementLineItems [Line Items]
Equity interest held by non-controlling interests	49.00%	49.00%	100.00%
Dividends paid to non-controlling interests		¥ (4,900)
Shanghai Onway [Member]
IfrsStatementLineItems [Line Items]
Profit/(loss) for the year allocated to non-controlling interests	¥ 2,327	(6,819)
Dividends paid to non-controlling interests		4,900
Accumulated balances of non-controlling interest	¥ 109,680	¥ 107,353